HEDGE ACCOUNTING - Fair value hedges (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 COP ($)	Dec. 31, 2024 COP ($)
Disclosure of detailed information about hedging instruments [line items]
Assets	$ 236,558	$ 54,019
Liabilities	34,842	21,658
Change in fair value	152,724	(1,372)
Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	(3,590)	5,960
Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ 146	$ (83)
Corficolombiana S.A
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,075,000
Change in fair value	$ (71,734)
Corporacion Financiera Colombiana S.A.
Disclosure of detailed information about hedging instruments [line items]
Change in fair value	$ 72,494
Time deposits [member] | Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,813,929	4,644,189
Change in fair value	$ 31,309	$ (66,064)
Loan portfolio [member] | Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,048,000	411,000
Change in fair value	$ (18,076)	$ (7,250)
Interest rate swap contract [member] | Banco de Bogota S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	2,813,929	4,644,189
Change in fair value	$ (34,899)	$ 68,840
Interest rate swap contract [member] | Banco de Occidente S.A.
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,048,000	411,000
Change in fair value	$ 18,209	$ 7,333
Interest rate swap contract [member] | Corficolombiana S.A
Disclosure of detailed information about hedging instruments [line items]
Notional amount	1,075,000
Change in fair value	$ 72,494